Trade Accounts Receivable, Net - Disclosure of Aging of Accounts Receivable (Days Current or Outstanding) (Detail) - Trade receivables [member] - Financial assets past due but not impaired [member] - MXN ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	$ 31,822	$ 30,278
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	24,696	22,789
0-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	3,278	4,081
31-60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	1,345	869
60-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	668	598
90-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	244	241
120+ days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	$ 1,591	$ 1,700